2. Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2017	Sep. 30, 2016
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	Estimated Service Lives	June 30,	September 30,
Furniture and fixtures	5 years	$9,703	$6,994
Internally developed software	10 years	152,000	152,000
		161,703	158,994
Less accumulated depreciation and amortization		29,314	17,914
		$132,389	$141,080

	Estimated Service Lives	2016	2015
Furniture and fixtures	5 years	$6,994	$6,928
Internally developed software	10 years	152,000	–
		158,994	6,928
Less accumulated depreciation and amortization		17,914	289
		$141,080	$6,639